Financial Instruments and Risk Management - Schedule of Detailed Information About Hedged Items by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Line item in the statement of financial position where the hedged item is included		Line item in the statement of financial position where the hedged item is included
Derivative Financial Instruments Assets
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 2
Line item in the statement of financial position where the hedged item is included	Derivative financial instruments
Derivative Financial Instruments Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ (49)
Line item in the statement of financial position where the hedged item is included	Derivative financial instruments
Changes in fair value used for calculating hedge ineffectiveness	£ 1
Cash flow hedge reserve	(1)
Fair Value Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	5,136	£ 6,424
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item	£ 210	£ 179
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ (9)	£ (32)
Cash Flow Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 4,013	£ 2,819
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ 163	£ 189
Cash flow hedge reserve	£ (308)	£ (146)